FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 2,173	$ 1,280
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,051	1,179
Financial liabilities (current and non-current)	490	373
Recurring fair value measurement | Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	97	23
Recurring fair value measurement | Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	311	257
Recurring fair value measurement | Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	82	93
Recurring fair value measurement | Marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	142	173
Recurring fair value measurement | Marketable securities | Level 1 | Quoted bid prices
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	142	173
Recurring fair value measurement | Marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	140	241
Recurring fair value measurement | Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	765	718
Recurring fair value measurement | Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 4	$ 47